Derivative financial liability - current (Details 3) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Equity settled financial derivative liability	£ 364	£ 85	£ 553	£ 1,559	£ 85	£ 664
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity settled financial derivative liability	364	85
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model [member]
IfrsStatementLineItems [Line Items]
Equity settled financial derivative liability	£ 364
Significant unobservable input(s)			Volatility rate of 85.0% determined using historical volatility of comparable companies.	Volatility rate of 105.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.		The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Description of inputs used in fair value measurement			Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the share options.	Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.
Description of inputs used in fair value measurement	Expected life of 4.98 years determined using the remaining life of the share options.
Description of inputs used in fair value measurement assets	Risk-free rate of 4.13% determined using the expected life assumptions.		Risk-free rate of 0.71% determined using the expected life assumptions.	Risk-free rate of 0.8% determined using the expected life assumptions.
Description of reasons for fair value measurement	The higher the risk-free rate the higher the fair value.
Valuation technique (s) and key input(s)			Black-Scholes option pricing model	Black-Scholes option pricing model
Description of reasons for fair value measurement assets			The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Description of reasons for fair value measurement			The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black Scholes Option Pricing Model One [Member]
IfrsStatementLineItems [Line Items]
Equity settled financial derivative liability		48
Significant unobservable input(s)	2023 - Black-Scholes Model
Relationship of unobservable inputs to fair value	Volatility rate of 90% determined using historical volatility of comparable companies.
Description of inputs used in fair value measurement	The higher the volatility the higher the fair value.
Level 3 of fair value hierarchy [member] | Black Scholes Option Pricing Model Two [Member]
IfrsStatementLineItems [Line Items]
Equity settled financial derivative liability		£ 37
Significant unobservable input(s)	2023 – Black- Scholes Model
Relationship of unobservable inputs to fair value	Volatility rate of 90% determined using historical volatility of comparable companies.
Description of inputs used in fair value measurement	The higher the volatility the higher the fair value.
Level 3 of fair value hierarchy [member] | Monte Carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Equity settled financial derivative liability				£ 1,187
Significant unobservable input(s)	2022 - Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	Volatility rate of 95.0% determined using historical volatility of comparable companies.	Volatility rate of 105.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Description of inputs used in fair value measurement		Expected life between a range of 0.1 and 2.88 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.
Description of inputs used in fair value measurement	Expected life between a range of 0.1 and 2.38 years determined using the remaining life of the share options
Description of inputs used in fair value measurement assets	Risk-free rate of 4.68% determined using the expected life assumptions.	Risk-free rate of 4.22% determined using the expected life assumptions.	Risk-free rate of 0.31% determined using the expected life assumptions.	Risk-free rate of 0.07% determined using the expected life assumptions.
Description of reasons for fair value measurement	The higher the risk-free rate the higher the fair value.
Valuation technique (s) and key input(s)		Monte Carlo simulation model	Monte Carlo simulation model	Monte Carlo simulation model
Description of reasons for fair value measurement assets		The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Description of reasons for fair value measurement		The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black Scholes Option Pricing Model Three [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input(s)	2023 – Black- Scholes Model
Relationship of unobservable inputs to fair value	Volatility rate of 90% determined using historical volatility of comparable companies.
Description of inputs used in fair value measurement	The higher the volatility the higher the fair value.
Level 3 of fair value hierarchy [member] | Number of shares lapsed [Default Label]
IfrsStatementLineItems [Line Items]
Significant unobservable input(s)		Volatility rate of 70.0% determined using historical volatility of comparable companies.	Volatility rate of 85.0% determined using historical volatility of comparable companies	Volatility rate of 105.0% determined using historical volatility of comparable companies
Relationship of unobservable inputs to fair value		The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Description of inputs used in fair value measurement	Expected life between a range of 0.1 and 2.00 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 2.5 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.
Description of inputs used in fair value measurement assets	Risk-free rate of 4.87% determined using the expected life assumptions.	Risk-free rate of 4.32% determined using the expected life assumptions.	Risk-free rate of 0.71% determined using the expected life assumptions.	Risk-free rate of 0.08% determined using the expected life assumptions.
Valuation technique (s) and key input(s)	2022 - Monte Carlo simulation model	Monte Carlo simulation model	Monte Carlo simulation model	Monte Carlo simulation model
Description of reasons for fair value measurement assets	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Description of reasons for fair value measurement	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.